SHARE BASED COMPENSATION - Schedule of Stock Options Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash received	$ 121,426	$ 7,800	$ 7,800	$ 5,550
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total intrinsic value	$ 2,308,402	$ 152,700	0	18,732
Cash received			$ 7,800	$ 5,550